RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Related Parties (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
HongKong Kisen Co., Limited (“HongKong Kisen”) [Member]
Schedule of Related Parties [Line Items]
Nature of Relationship	Company ultimately controlled by Chief Strategy Officer (“CSO”)	Company ultimately controlled by Chief Strategy Officer (“CSO”)